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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the six months ended September 30, 2005. These five series have a March 31 fiscal year end.

Date of reporting period: September 30, 2005

Evergreen California Municipal Bond Fund

Evergreen

CALIFORNIA MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen California Municipal Bond Fund, which covers the six-month period ended September 30, 2005.

Investors in the municipal bond market have dealt with a variety of issues over the past six months. Moderating economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of increased government spending. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in September.

Having already anticipated these inflation fears, the Federal Reserve

1

LETTER TO SHAREHOLDERS continued

(Fed) maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

We continue to recommend that investors maintain their diversified,

2

LETTER TO SHAREHOLDERS continued

long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

The Fund’s prospectus dated August 1, 2005 reflects a change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997
	Class A	Class B	Class C	Class I
Class inception date	11/08/2002	11/08/2002	11/08/2002	04/02/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

6-month return with sales charge	-2.31%	-2.79%	1.21%	N/A

6-month return w/o sales charge	2.57%	2.21%	2.21%	2.72%

Average annual return*

1-year with sales charge	-2.51%	-3.31%	0.62%	N/A

1-year w/o sales charge	2.32%	1.61%	1.61%	2.62%

5-year	4.55%	4.81%	5.14%	5.76%

Since portfolio inception	4.92%	5.28%	5.28%	5.64%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,025.66	$ 4.77
Class B	$ 1,000.00	$ 1,022.08	$ 8.52
Class C	$ 1,000.00	$ 1,022.08	$ 8.52
Class I	$ 1,000.00	$ 1,027.19	$ 3.46
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.36	$ 4.76
Class B	$ 1,000.00	$ 1,016.65	$ 8.49
Class C	$ 1,000.00	$ 1,016.65	$ 8.49
Class I	$ 1,000.00	$ 1,021.66	$ 3.45

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.94% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,			Year Ended
	September 30, 2005				December 31,
CLASS A	(unaudited)	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.17	0.32	0.28	0.07	0.05
Net realized and unrealized gains or losses on investments	0.11	(0.20)	0.29	(0.03)	0.13
Total from investment operations	0.28	0.12	0.57	0.04	0.18

Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.28)	(0.07)	(0.05)
Net realized gains	0	(0.11)	(0.10)	0	0
Total distributions to shareholders	(0.17)	(0.43)	(0.38)	(0.07)	(0.05)

Net asset value, end of period	$11.13	$11.02	$11.33	$11.14	$11.17

Total return[3]	2.57%	1.09%	5.26%	0.33%	1.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,918	$8,411	$8,368	$1,628	$1,266
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%[4]	0.98%	1.03%	0.93%[4]	0.68%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.98%[4]	0.99%	1.03%	1.14%[4]	0.82%[4]
Net investment income (loss)	3.09%[4]	2.92%	2.53%	2.33%[4]	1.95%[4]
Portfolio turnover rate	9%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,			Year Ended
	September 30, 2005				December 31,
CLASS B	(unaudited)	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.13	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on investments	0.11	(0.21)	0.28	(0.03)	0.13
Total from investment operations	0.24	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	0	(0.11)	(0.10)	0	0
Total distributions to shareholders	(0.13)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.13	$11.02	$11.33	$11.14	$11.17

Total return[3]	2.21%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,204	$1,141	$ 831	$ 65	$ 142
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%[4]	1.69%	1.74%	1.68%[4]	1.55%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.68%[4]	1.69%	1.74%	1.89%[4]	1.69%[4]
Net investment income (loss)	2.35%[4]	2.22%	1.91%	1.68%[4]	2.20%[4]
Portfolio turnover rate	9%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,			Year Ended
	September 30, 2005				December 31,
CLASS C	(unaudited)	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.13	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on investments	0.11	(0.21)	0.28	(0.03)	0.13
Total from investment operations	0.24	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	0	(0.11)	(0.10)	0	0
Total distributions to shareholders	(0.13)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.13	$11.02	$11.33	$11.14	$11.17

Total return[3]	2.21%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,315	$4,049	$4,326	$1,349	$ 924
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%[4]	1.69%	1.74%	1.69%[4]	1.54%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.68%[4]	1.69%	1.74%	1.90%[4]	1.68%[4]
Net investment income (loss)	2.35%[4]	2.21%	1.86%	1.66%[4]	2.16%[4]
Portfolio turnover rate	9%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,			Year Ended December 31,
	September 30, 2005
CLASS I	(unaudited)	2005	2004	2003[1]	2002[2]	2001[2]	2000[2]

Net asset value, beginning of period	$ 11.02	$ 11.33	$ 11.14	$ 11.17	$ 10.60	$10.61	$ 10.06

Income from investment operations
Net investment income (loss)	0.19	0.36	0.32	0.07	0.37	0.37	0.44
Net realized and unrealized gains or losses on investments	0.11	(0.20)	0.29	(0.03)	0.64	0.24	0.56
Total from investment operations	0.30	0.16	0.61	0.04	1.01	0.61	1.00

Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.32)	(0.07)	(0.37)	(0.37)	(0.45)
Net realized gains	0	(0.11)	(0.10)	0	(0.07)	(0.25)	0
Total distributions to shareholders	(0.19)	(0.47)	(0.42)	(0.07)	(0.44)	(0.62)	(0.45)

Net asset value, end of period	$ 11.13	$ 11.02	$ 11.33	$ 11.14	$ 11.17	$10.60	$ 10.61

Total return	2.72%	1.39%	5.57%	0.40%	9.70%	5.87%	10.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,809	$41,798	$42,162	$38,627	$35,755	$19,785	$15,862
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.68%[3]	0.69%	0.74%	0.70%[3]	0.51%	0.50%	0.50%
Expenses excluding waivers/reimbursements and expense reductions	0.68%[3]	0.69%	0.74%	0.91%[3]	0.65%	0.83%	0.92%
Net investment income (loss)	3.35%[3]	3.20%	2.84%	2.69%[3]	3.39%	3.40%	4.31%
Portfolio turnover rate	9%	68%	134%	31%	126%	203%	183%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT California Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
EDUCATION 4.3%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016, (Insd.
by AMBAC)	$ 1,000,000	$1,119,080
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	355,000	370,034
University of California RRB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	765,646

		2,254,760

GENERAL OBLIGATION - LOCAL 54.0%
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	750,000	766,725
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	350,000	381,483
Campbell, CA Unified High Sch. Dist. GO, 4.30%, 08/01/2019, (Insd. by MBIA)	270,000	272,757
Chaffey, CA Cmnty. College Dist. GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	40,000	43,931
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by
FGIC)	500,000	537,775
East Bay, CA Muni. Util. Dist. GO, Ser. F, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,069,560
Fremont, CA GO, Freemont Unified School Dist. Election of 2002 Proj., Ser. B,
4.50%, 08/01/2020, (Insd. by FSA)	400,000	408,920
Fremont, CA Refunding GO, Freemont Union High Sch. Proj., 5.00%, 09/01/2020	250,000	268,390
Grossmont, CA Unified Sch. Dist. GO, Election of 2004 Proj., 5.00%, 08/01/2015	250,000	269,803
La Mesa-Spring Valley, CA Sch. Dist. GO, Ser. C, 5.00%, 08/01/2016, (Insd. by
FGIC)	700,000	762,965
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019,
(Insd. by FGIC)	350,000	357,665
Los Angeles, CA Cmnty. College Dist. GO, Ser. B:
5.00%, 08/01/2016, (Insd. by FSA)	1,000,000	1,076,240
5.00%, 08/01/2018, (Insd. by FSA)	800,000	856,384
Los Angeles, CA GO:
Election of 1997 Proj., Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	2,000,000	2,151,520
Ser. A:
5.00%, 09/01/2014	2,000,000	2,178,020
5.00%, 09/01/2018	500,000	534,400
5.00%, 09/01/2018, (Insd. by MBIA)	1,000,000	1,070,850
Murrieta Vally, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.125%,
09/01/2020, (Insd. by FSA)	350,000	345,954
Newark, CA Unified Sch. Dist. GO, 4.00%, 08/01/2019, (Insd. by MBIA)	400,000	392,888
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by
MBIA)	500,000	544,975
Perris, CA Unified High Sch. Dist. GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	926,899
Piedmont, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by MBIA)	260,000	253,448
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,000,000	1,076,080
San Diego, CA Unified Sch. Dist. GO:
Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,658,115
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,093,330
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,604,580
Ser. C:
5.00%, 09/01/2014, (Insd. by AMBAC)	685,000	752,493
5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	550,425

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
San Mateo, CA Unified High Sch. Dist. GO, Election of 2000 Proj., Ser. A, 5.375%,
09/01/2017, (Insd. by FGIC)	$500,000	$554,990
San Rafael, CA City High Sch. GO, Election of 2002 Proj., Ser. B, 5.00%,
08/01/2016, (Insd. by FGIC)	910,000	979,378
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	450,000	482,864
Santa Rosa, CA High Sch. Dist. RB, Election of 2002 Proj., 5.00%, 08/01/2019	730,000	778,114
Southwestern California Cmnty. College Dist. GO, Election of 2000 Proj., 5.00%,
08/01/2018, (Insd. by FGIC)	1,000,000	1,072,230
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by
MBIA)	700,000	747,908
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	311,936
Yosemite, CA Cmnty. College Dist. GO, Election of 2004 Proj., Ser. A, 5.00%,
08/01/2019, (Insd. by FGIC)	1,000,000	1,075,550

		28,209,545

GENERAL OBLIGATION - STATE 4.1%
California GO:
5.00%, 03/01/2017	600,000	642,306
5.25%, 02/01/2020	1,400,000	1,511,496

		2,153,802

PORT AUTHORITY 3.0%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013	400,000	436,744
Long Beach, CA Harbor RRB:
Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	503,995
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	615,000	658,536

		1,599,275

PRE-REFUNDED 3.5%
Chaffey Cmnty. College Dist. of California GO, Ser. A, 5.25%, 07/01/2014, (Insd. by
FSA)	795,000	885,797
San Francisco, CA Bay Trans. Dist. Sales Tax RRB, 5.25%, 07/01/2017	865,000	925,169

		1,810,966

RESOURCE RECOVERY 1.5%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 6.00%, 12/01/2015	250,000	283,683
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd.
by FGIC)	500,000	524,230

		807,913

SALES TAX 1.9%
California Econ. Recovery GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FGIC)	175,000	194,698
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019,
(Insd. by MBIA)	250,000	266,403
San Francisco, CA Bay Trans. Dist. Sales Tax RRB, 5.25%, 07/01/2017	485,000	515,419

		976,520

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.0%
California Infrastructure & Econ. Dev. Bank EDRB, Bay Area Toll Bridges Proj.,
Ser. A, 5.25%, 07/01/2018, (Insd. by FSA)	$ 1,435,000	$1,568,469

UTILITY 2.3%
Los Angeles, CA Water & Power RRB:
Ser. A-1, 5.25%, 07/01/2015	400,000	432,160
Ser. A-2, 5.00%, 07/01/2016	700,000	753,032

		1,185,192

WATER & SEWER 22.1%
California Dept. of Water Resources RRB:
Central Valley Proj., Ser. Z, 5.00%, 12/01/2016, (Insd. by FGIC)	1,700,000	1,824,865
Water Sys. Proj., Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	1,000,000	1,090,770
Contra Costa, CA Water Dist. RRB:
Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	400,766
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,615,830
East Bay, CA Muni. Util. Water Sys. RRB:
5.00%, 06/01/2018, (Insd. by FSA)	345,000	369,078
5.25%, 06/01/2014, (Insd. by MBIA)	400,000	435,072
5.25%, 06/01/2018, (Insd. by MBIA)	250,000	271,505
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%,
10/01/2017, (Insd. by FSA)	3,000,000	3,221,520
Los Angeles, CA Dept. of Water & Power Waterworks RB, Ser. C, 5.25%,
07/01/2018, (Insd. by MBIA)	1,000,000	1,096,120
Metropolitan Water Dist. of Southern California Waterworks RRB,Ser. A, 4.125%,
03/01/2019	200,000	199,892
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	269,360
Santa Clara Valley, CA Water Dist. COP, Ser. A, 5.00%, 02/01/2017, (Insd. by FGIC)	700,000	745,087

		11,539,865

Total Municipal Obligations (cost $51,036,960)		52,106,307

	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen California Municipal Money Market Fund ø (cost $1,470,346)	1,470,346	1,470,346

Total Investments (cost $52,507,306) 102.5%		53,576,653
Other Assets and Liabilities (2.5%)		(1,329,773)

Net Assets 100.0%		$52,246,880

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2005:

California	97.3%
Non-state specific	2.7%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2005:

AAA	91.0%
AA	4.9%
A	4.1%

100.0%

The following table shows the percent of total investments by maturity as of September 30, 2005:

Less than 1 year	2.9%
5 to 10 years	12.3%
10 to 20 years	84.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $51,036,960)	$52,106,307
Investments in affiliated money market fund, at value (cost $1,470,346)	1,470,346

Total investments	53,576,653
Receivable for Fund shares sold	58,957
Interest receivable	592,867
Prepaid expenses and other assets	21,613

Total assets	54,250,090

Liabilities
Dividends payable	96,595
Payable for securities purchased	1,095,351
Payable for Fund shares redeemed	789,476
Advisory fee payable	1,534
Distribution Plan expenses payable	386
Due to other related parties	675
Accrued expenses and other liabilities	19,193

Total liabilities	2,003,210

Net assets	$52,246,880

Net assets represented by
Paid-in capital	$50,849,517
Overdistributed net investment income	(6,561)
Accumulated net realized gains on investments	334,577
Net unrealized gains on investments	1,069,347

Total net assets	$52,246,880

Net assets consists of
Class A	$8,918,145
Class B	1,204,006
Class C	4,315,271
Class I	37,809,458

Total net assets	$52,246,880

Shares outstanding (unlimited number of shares authorized)
Class A	800,950
Class B	108,131
Class C	387,556
Class I	3,395,711

Net asset value per share
Class A	$11.13
Class A — Offering price (based on sales charge of 4.75%)	$11.69
Class B	$11.13
Class C	$11.13
Class I	$11.13

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2005 (unaudited)

Investment income
Interest	$1,085,375
Income from affiliate	13,821

Total investment income	1,099,196

Expenses
Advisory fee	95,535
Distribution Plan expenses
Class A	12,595
Class B	6,140
Class C	21,779
Administrative services fee	27,185
Transfer agent fees	3,169
Trustees’ fees and expenses	1,691
Printing and postage expenses	11,770
Custodian and accounting fees	9,267
Registration and filing fees	24,198
Professional fees	11,058
Other	1,269

Total expenses	225,656
Less: Expense reductions	(499)
Expense reimbursements	(1,469)

Net expenses	223,688

Net investment income	875,508

Net realized and unrealized gains or losses on investments
Net realized gains on investments	254,767
Net change in unrealized gains or losses on investments	334,526

Net realized and unrealized gains or losses on investments	589,293

Net increase in net assets resulting from operations	$1,464,801

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2005		Year Ended
	(unaudited)		March 31, 2005

Operations
Net investment income		$875,508		$1,658,737
Net realized gains on investments		254,767		254,853
Net change in unrealized gains or losses
on investments		334,526		(1,359,054)

Net increase in net assets resulting from
operations		1,464,801		554,536

Distributions to shareholders from
Net investment income
Class A		(129,376)		(222,598)
Class B		(14,634)		(22,230)
Class C		(51,885)		(80,853)
Class I		(686,275)		(1,326,928)
Net realized gains
Class A		0		(72,922)
Class B		0		(9,524)
Class C		0		(34,911)
Class I		0		(383,553)

Total distributions to shareholders		(882,170)		(2,153,519)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	136,806	1,533,323	232,650	2,604,328
Class B	12,312	138,532	42,648	476,621
Class C	49,033	552,112	127,136	1,426,575
Class I	211,420	2,358,775	874,138	9,720,679

		4,582,742		14,228,203

Net asset value of shares issued in
reinvestment of distributions
Class A	2,169	24,405	6,907	77,048
Class B	615	6,917	1,422	15,849
Class C	1,691	19,021	4,584	51,137
Class I	22,902	257,620	78,238	871,906

		307,963		1,015,940

Payment for shares redeemed
Class A	(101,346)	(1,140,299)	(214,587)	(2,366,932)
Class B	(8,356)	(94,067)	(13,852)	(154,476)
Class C	(30,615)	(342,781)	(145,972)	(1,611,331)
Class I	(632,109)	(7,048,359)	(879,115)	(9,800,301)

		(8,625,506)		(13,933,040)

Net increase (decrease) in net assets
resulting from capital share
transactions		(3,734,801)		1,311,103

Total decrease in net assets		(3,152,170)		(287,880)
Net assets
Beginning of period		55,399,050		55,686,930

End of period		$52,246,880		$55,399,050

Undistributed (overdistributed) net
investment income		$(6,561)		$101

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,469.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2005, EIS received $1,377 from the sale of Class A shares and $2,129 and $1,177 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $4,819,762 and $6,917,267, respectively, for the six months ended September 30, 2005.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $52,507,306. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,108,159 and $38,812, respectively, with a net unrealized appreciation of $1,069,347.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2005 the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT DISTRIBUTION

On November 15, 2005, the Fund declared distributions from short-term capital gains of $0.0079 per share and long-term capital gains of $0.097 per share to shareholders of record on November 14, 2005. The per share amounts were payable on November 16, 2005. These distributions are not reflected in the accompanying financial statements.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

23

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

24

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved quite favorable absolute and relative performance over recently one-, three-, and five-year periods. In addition, based on information provided by EIMC, they noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared even more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

568010 rv2 11/2005

Evergreen Connecticut Municipal Bond Fund

Evergreen

CONNECTICUT MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Connecticut Municipal Bond Fund, which covers the six-month period ended September 30, 2005.

Investors in the municipal bond market have dealt with a variety of issues over the past six months. Moderating economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of increased government spending. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in September.

Having already anticipated these inflation fears, the Federal Reserve

1

LETTER TO SHAREHOLDERS continued

(Fed) maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

We continue to recommend that investors maintain their diversified,

2

LETTER TO SHAREHOLDERS continued

long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

The Fund’s prospectus dated August 1, 2005 reflects a change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

6-month return with sales charge	-2.96%	-3.45%	0.55%	N/A

6-month return w/o sales charge	1.91%	1.55%	1.55%	2.06%

Average annual return*

1-year with sales charge	-2.57%	-3.39%	0.55%	N/A

1-year w/o sales charge	2.24%	1.53%	1.53%	2.55%

5-year	4.06%	3.97%	4.62%	5.36%

10-year	4.12%	4.03%	4.48%	4.85%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Connecticut Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,019.08	$ 4.81
Class B	$ 1,000.00	$ 1,015.53	$ 8.54
Class C	$ 1,000.00	$ 1,015.53	$ 8.54
Class I	$ 1,000.00	$ 1,020.61	$ 3.50
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.31	$ 4.81
Class B	$ 1,000.00	$ 1,016.60	$ 8.54
Class C	$ 1,000.00	$ 1,016.60	$ 8.54
Class I	$ 1,000.00	$ 1,021.61	$ 3.50

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01

Income from investment operations
Net investment income (loss)	0.12	0.25	0.24	0.26	0.27	0.27
Net realized and unrealized gains or losses on investments	0	(0.19)	0.04	0.29	(0.07)	0.30

Total from investment operations	0.12	0.06	0.28	0.55	0.20	0.57

Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.24)	(0.26)	(0.27)	(0.27)

Net asset value, end of period	$ 6.38	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Total return[1]	1.91%	0.90%	4.39%	8.98%	3.21%	9.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,248	$7,266	$6,327	$4,342	$2,907	$3,148
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%[2]	0.98%	1.10%	0.96%	0.87%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	0.99%[2]	0.99%	1.10%	1.03%	0.96%	0.93%
Net investment income (loss)	3.79%[2]	3.84%	3.67%	4.03%	4.31%	4.40%
Portfolio turnover rate	10%	19%	10%	9%	18%	33%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01

Income from investment operations
Net investment income (loss)	0.10	0.20	0.19	0.21	0.22	0.22
Net realized and unrealized gains or losses on investments	0	(0.19)	0.04	0.29	(0.07)	0.30

Total from investment operations	0.10	0.01	0.23	0.50	0.15	0.52

Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.19)	(0.21)	(0.22)	(0.22)

Net asset value, end of period	$ 6.38	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Total return[1]	1.55%	0.20%	3.66%	8.17%	2.44%	8.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,094	$4,418	$5,148	$4,480	$2,955	$1,788
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%[2]	1.69%	1.80%	1.71%	1.61%	1.62%
Expenses excluding waivers/reimbursements and expense reductions	1.69%[2]	1.69%	1.80%	1.78%	1.70%	1.68%
Net investment income (loss)	3.05%[2]	3.13%	2.96%	3.26%	3.52%	3.63%
Portfolio turnover rate	10%	19%	10%	9%	18%	33%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$6.24

Income from investment operations
Net investment income (loss)	0.10	0.20	0.19	0.21	0
Net realized and unrealized gains or losses on investments	0	(0.19)	0.04	0.29	0

Total from investment operations	0.10	0.01	0.23	0.50	0

Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.19)	(0.21)	0[2]

Net asset value, end of period	$ 6.38	$ 6.38	$ 6.57	$ 6.53	$6.24

Total return[3]	1.55%	0.20%	3.66%	8.17%	0.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,959	$1,685	$1,966	$2,345	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%[4]	1.69%	1.80%	1.76%	1.61%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.69%[4]	1.69%	1.80%	1.83%	1.61%[4]
Net investment income (loss)	3.05%[4]	3.13%	2.97%	3.13%	3.52%[4]
Portfolio turnover rate	10%	19%	10%	9%	18%

1 For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01

Income from investment operations
Net investment income (loss)	0.13	0.27	0.26	0.28	0.29	0.28
Net realized and unrealized gains or losses on investments	0	(0.19)	0.04	0.29	(0.07)	0.30

Total from investment operations	0.13	0.08	0.30	0.57	0.22	0.58

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.26)	(0.28)	(0.29)	(0.28)

Net asset value, end of period	$ 6.38	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Total return	2.06%	1.21%	4.70%	9.25%	3.47%	9.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$62,795	$61,887	$68,275	$63,580	$57,954	$58,938
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%[2]	0.69%	0.80%	0.71%	0.61%	0.62%
Expenses excluding waivers/reimbursements and expense reductions	0.69%[2]	0.69%	0.80%	0.78%	0.70%	0.68%
Net investment income (loss)	4.05%[2]	4.12%	3.97%	4.28%	4.54%	4.64%
Portfolio turnover rate	10%	19%	10%	9%	18%	33%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 1.0%
Puerto Rico Govt. Dev. Bank, 3.05%, 11/09/2005 (cost $800,000)	$800,000	$800,000

MUNICIPAL OBLIGATIONS 96.3%
COMMUNITY DEVELOPMENT DISTRICT 1.9%
Connecticut Dev. Auth. RB, Mary Wade Home, Ser. A:
5.60%, 12/01/2007	200,000	207,820
5.70%, 12/01/2008	100,000	105,397
6.375%, 12/01/2018	1,000,000	1,085,100

		1,398,317

CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A,
6.375%, 07/01/2016	2,000,000	2,232,120

EDUCATION 5.6%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Univ. of Hartford, Ser. E, 5.00%, 07/01/2013	1,000,000	1,067,410
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,541,385
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,670,610

		4,279,405

ELECTRIC REVENUE 3.6%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,075,490
Puerto Rico Elec. Power Auth. RB, 5.50%, 07/01/2018	1,500,000	1,628,835

		2,704,325

GENERAL OBLIGATION - LOCAL 10.3%
Bayonne, NJ TAN GO, Ser. B, 5.00%, 11/15/2005	1,000,000	1,001,310
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2022	1,000,000	1,091,580
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	720,258
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,046,350
Milford, CT GO, 5.20%, 01/15/2013	500,000	549,765
Montville, CT GO, 5.25%, 12/01/2008	300,000	320,280
New Haven, CT GO, Ser. C, 5.00%, 11/01/2019	1,000,000	1,068,980
Plainville, CT GO, 5.00%, 12/01/2017	500,000	538,770
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	708,926
6.00%, 02/01/2013	680,000	747,395

		7,793,614

GENERAL OBLIGATION - STATE 9.0%
Commonwealth of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	218,210
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,418,640
Connecticut GO:
Ser. A, 6.25%, 05/15/2006	2,000,000	2,041,940
Ser. E, 5.125%, 11/15/2015	1,000,000	1,081,400
Ser. F, 5.25%, 10/15/2021	1,000,000	1,097,470

		6,857,660

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 13.9%
Connecticut Dev. Auth. RB, Elim Park Baptist Home, Inc. Proj., 5.75%,
12/01/2023	$750,000	$790,890
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,060,280
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	518,045
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	253,070
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,089,490
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,034,990
Veteran’s Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,035,910
William W. Backus Hosp., Ser. G, 5.00%, 07/01/2023	2,010,000	2,135,806
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	1,000,000	1,037,520
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,095,880
St. Paul, MN HDA RB, Health East Hosp. Proj., 6.00%, 11/15/2025	500,000	540,965

		10,592,846

HOUSING 9.2%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	335,494
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	580,019
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,029,420
Ser. F-1, 5.05%, 11/15/2021	1,000,000	1,024,460
Ser. G, 6.00%, 11/15/2027	425,000	438,268
Ser. G-2, 4.55%, 11/15/2018	500,000	501,485
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,114,000

		7,023,146

INDUSTRIAL DEVELOPMENT REVENUE 2.0%
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, National Gypsum Co.
Proj., 5.75%, 08/01/2035	500,000	520,785
Michigan Strategic Fund PCRB, General Motors Corp. Proj., FRN, 5.45%,
12/01/2008, (Gtd. by General Motors Corp.)	1,000,000	1,000,000

		1,520,785

MISCELLANEOUS REVENUE 0.4%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	266,613

PRE-REFUNDED 10.8%
Connecticut GO:
Ser. A:
6.00%, 04/15/2013	3,000,000	3,368,640
6.25%, 05/15/2006	20,000	20,422
Ser. D, 5.125%, 11/15/2017	2,000,000	2,171,380
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	1,275,000	1,315,073
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,000,000	1,146,940
Stamford, CT GO, 5.00%, 07/15/2017	200,000	210,286

		8,232,741

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.3%
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj.,
Ser. A, 5.50%, 01/01/2014	$ 1,000,000	$1,010,200

SPECIAL TAX 14.1%
Connecticut Dev. Auth. Spl. Obl. RRB, Ser. A, 5.00%, 10/15/2021, (Insd. by
MBIA)	530,000	564,079
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A:
5.00%, 07/01/2023	500,000	532,120
6.00%, 06/01/2006, (Insd. by FGIC)	1,000,000	1,020,850
Ser. B, 6.50%, 10/01/2010	3,905,000	4,466,305
Ser. C, 6.00%, 10/01/2008, (Insd. by MBIA)	3,800,000	4,111,372

		10,694,726

STUDENT LOAN 0.7%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%,
11/15/2008	545,000	547,654

TOBACCO REVENUE 0.6%
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.375%, 05/15/2033	460,000	476,151

TRANSPORTATION 5.8%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%,
07/01/2019	2,000,000	2,152,480
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,256,460

		4,408,940

WATER & SEWER 4.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 5.20%, 07/01/2008,
(Insd. by MBIA)	1,000,000	1,056,580
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,060,010
5.25%, 08/01/2014	1,000,000	1,099,090

		3,215,680

Total Municipal Obligations (cost $69,592,581)		73,254,923

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,087,388)	1,087,388	1,087,388

Total Investments (cost $71,479,969) 98.7%		75,142,311
Other Assets and Liabilities 1.3%		954,601

Net Assets 100.0%		$76,096,912

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of September 30, 2005:

Connecticut	79.5%
Puerto Rico	11.6%
South Carolina	3.0%
New Jersey	1.3%
Michigan	1.3%
Minnesota	0.7%
North Carolina	0.7%
Virgin Islands	0.4%
Non-state specific	1.5%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2005:

AAA	51.2%
AA	30.4%
A	6.9%
BBB	9.5%
NR	2.0%

100.0%

The following table shows the percent of total investments by maturity as of September 30, 2005:

Less than 1 year	11.0%
1 to 3 year(s)	9.5%
3 to 5 years	15.5%
5 to 10 years	21.1%
10 to 20 years	38.9%
20 to 30 years	4.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $70,392,581)	$74,054,923
Investments in affiliated money market fund, at value (cost $1,087,388)	1,087,388

Total investments	75,142,311
Interest receivable	1,240,615
Prepaid expenses and other assets	24,084

Total assets	76,407,010

Liabilities
Dividends payable	239,221
Payable for Fund shares redeemed	50,495
Advisory fee payable	2,629
Distribution Plan expenses payable	431
Due to other related parties	1,114
Accrued expenses and other liabilities	16,208

Total liabilities	310,098

Net assets	$76,096,912

Net assets represented by
Paid-in capital	$74,617,310
Overdistributed net investment income	(46,108)
Accumulated net realized losses on investments	(2,136,632)
Net unrealized gains on investments	3,662,342

Total net assets	$76,096,912

Net assets consists of
Class A	$7,247,788
Class B	4,094,306
Class C	1,959,371
Class I	62,795,447

Total net assets	$76,096,912

Shares outstanding (unlimited number of shares authorized)
Class A	1,135,393
Class B	641,439
Class C	306,976
Class I	9,837,987

Net asset value per share
Class A	$6.38
Class A — Offering price (based on sales charge of 4.75%)	$6.70
Class B	$6.38
Class C	$6.38
Class I	$6.38

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2005 (unaudited)

Investment income
Interest	$1,827,875
Income from affiliate	14,273

Total investment income	1,842,148

Expenses
Advisory fee	163,322
Distribution Plan expenses
Class A	11,107
Class B	21,384
Class C	9,821
Administrative services fee	38,729
Transfer agent fees	4,869
Trustees’ fees and expenses	559
Printing and postage expenses	11,504
Custodian and accounting fees	12,660
Registration and filing fees	20,326
Professional fees	14,321
Other	682

Total expenses	309,284
Less: Expense reductions	(612)
Expense reimbursements	(1,297)

Net expenses	307,375

Net investment income	1,534,773

Net realized and unrealized gains or losses on investments
Net realized gains on investments	51,849
Net change in unrealized gains or losses on investments	(44,600)

Net realized and unrealized gains or losses on investments	7,249

Net increase in net assets resulting from operations	$1,542,022

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2005		Year Ended
	(unaudited)		March 31, 2005

Operations
Net investment income		$1,534,773		$3,109,162
Net realized gains or losses on
investments		51,849		(10,577)
Net change in unrealized gains or losses
on investments		(44,600)		(2,258,454)

Net increase in net assets resulting
from operations		1,542,022		840,131

Distributions to shareholders from
Net investment income
Class A		(139,968)		(249,216)
Class B		(65,872)		(147,379)
Class C		(30,557)		(54,193)
Class I		(1,307,833)		(2,666,481)

Total distributions to shareholders		(1,544,230)		(3,117,269)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	116,236	746,128	378,982	2,446,139
Class B	2,429	15,596	31,410	201,017
Class C	47,090	303,505	85,448	549,878
Class I	553,767	3,562,108	1,548,305	9,957,544

		4,627,337		13,154,578

Net asset value of shares issued in
reinvestment of distributions
Class A	13,254	85,189	25,622	164,764
Class B	6,702	43,077	15,072	96,922
Class C	3,354	21,560	6,096	39,187
Class I	897	5,767	1,711	11,003

		155,593		311,876

Automatic conversion of Class B shares
to Class A shares
Class A	12,348	79,056	1,915	12,277
Class B	(12,348)	(79,056)	(1,915)	(12,277)

		0		0

Payment for shares redeemed
Class A	(145,068)	(929,597)	(231,454)	(1,489,185)
Class B	(47,623)	(305,430)	(136,287)	(872,115)
Class C	(7,412)	(47,229)	(127,049)	(817,346)
Class I	(413,659)	(2,657,191)	(2,250,623)	(14,471,222)

		(3,939,447)		(17,649,868)

Net increase (decrease) in net assets
resulting from capital share transactions		843,483		(4,183,414)

Total increase (decrease) in net assets		841,275		(6,460,552)
Net assets
Beginning of period		75,255,637		81,716,189

End of period		$76,096,912		$75,255,637

Overdistributed net investment income		$(46,108)		$(36,651)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,297.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2005, EIS received $805 from the sale of Class A shares and $4,026 and $29 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $7,774,830 and $7,146,663, respectively, for the six months ended September 30, 2005.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $71,479,969. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,666,354 and $4,012, respectively, with a net unrealized appreciation of $3,662,342.

As of March 31, 2005, the Fund had $2,188,481 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2012	2013

$ 310,076	$ 1,831,312	$ 36,516	$ 10,577

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

23

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

24

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved unfavorable relative total return performance in each of the recent one-, three-, and five-year periods, ranking in each case in the fifth quintile. However, based on information provided by EIMC, they noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was at the median of fees paid by comparable funds.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

568011 rv2 11/2005

Evergreen New Jersey Municipal Bond Fund

Evergreen

NEW JERSEY MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New Jersey Municipal Bond Fund, which covers the six-month period ended September 30, 2005.

Investors in the municipal bond market have dealt with a variety of issues over the past six months. Moderating economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of increased government spending. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in September.

Having already anticipated these inflation fears, the Federal Reserve

1

LETTER TO SHAREHOLDERS continued

(Fed) maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

We continue to recommend that investors maintain their diversified,

2

LETTER TO SHAREHOLDERS continued

long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

The Fund’s prospectus dated August 1, 2005 reflects a change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/16/1991

	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

6-month return with sales charge	-2.91%	-3.40%	0.60%	N/A

6-month return w/o sales charge	1.96%	1.60%	1.60%	2.11%

Average annual return*

1-year with sales charge	-2.64%	-3.38%	0.56%	N/A

1-year w/o sales charge	2.26%	1.54%	1.54%	2.56%

5-year	3.92%	3.77%	4.39%	5.15%

10-year	4.38%	4.05%	4.62%	5.04%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New Jersey Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$1,000.00	$1,019.60	$4.46
Class B	$1,000.00	$1,016.04	$8.14
Class C	$1,000.00	$1,016.04	$8.14
Class I	$1,000.00	$1,021.13	$3.09
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.66	$4.46
Class B	$1,000.00	$1,017.00	$8.14
Class C	$1,000.00	$1,017.00	$8.14
Class I	$1,000.00	$1,022.01	$3.09

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,
	2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.96	$ 11.26	$ 11.18	$10.79	$ 10.96	$ 10.48

Income from investment operations
Net investment income (loss)	0.21	0.43	0.43	0.47	0.49	0.50
Net realized and unrealized gains or losses on investments	0	(0.30)	0.08	0.39	(0.17)	0.48

Total from investment operations	0.21	0.13	0.51	0.86	0.32	0.98

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.43)	(0.47)	(0.49)	(0.50)

Net asset value, end of period	$10.96	$ 10.96	$ 11.26	$11.18	$ 10.79	$ 10.96

Total return[1]	1.96%	1.15%	4.61%	8.04%	2.99%	9.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,320	$52,069	$59,206	$55,422	$63,623	$29,475
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%[2]	0.90%	0.92%	0.77%	0.67%	0.69%
Expenses excluding waivers/reimbursements
and expense reductions	0.92%[2]	0.91%	0.92%	0.85%	0.82%	0.85%
Net investment income (loss)	3.88%[2]	3.85%	3.79%	4.19%	4.47%	4.72%
Portfolio turnover rate	10%	27%	24%	30%	19%	16%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,
	2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.96	$ 11.26	$ 11.18	$10.79	$ 10.96	$ 10.48

Income from investment operations
Net investment income (loss)	0.18[1]	0.35	0.35	0.37	0.40	0.41
Net realized and unrealized gains or losses on investments	0	(0.30)	0.08	0.39	(0.17)	0.48

Total from investment operations	0.18	0.05	0.43	0.76	0.23	0.89

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.35)	(0.37)	(0.40)	(0.41)

Net asset value, end of period	$10.96	$ 10.96	$ 11.26	$11.18	$ 10.79	$ 10.96

Total return[2]	1.60%	0.44%	3.87%	7.13%	2.06%	8.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,617	$25,335	$33,148	$35,651	$26,018	$20,152
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%[3]	1.61%	1.62%	1.60%	1.57%	1.59%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%[3]	1.61%	1.62%	1.60%	1.57%	1.59%
Net investment income (loss)	3.14%[3]	3.14%	3.08%	3.34%	3.60%	3.81%
Portfolio turnover rate	10%	27%	24%	30%	19%	16%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,
	2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.96	$11.26	$ 11.18	$10.79	$10.80

Income from investment operations
Net investment income (loss)	0.18[2]	0.35	0.35	0.37	0
Net realized and unrealized gains or losses on investments	0	(0.30)	0.08	0.39	(0.01)

Total from investment operations	0.18	0.05	0.43	0.76	(0.01)

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.35)	(0.37)	0[3]

Net asset value, end of period	$10.96	$10.96	$ 11.26	$11.18	$10.79

Total return[4]	1.60%	0.44%	3.87%	7.13%	(0.05%)

Ratios and supplemental data
Net assets, end of period (thousands)	$9,873	$9,718	$10,126	$8,007	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[5]	1.61%	1.62%	1.58%	1.57%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.61%[5]	1.61%	1.62%	1.58%	1.57%[5]
Net investment income (loss)	3.14%[5]	3.14%	3.08%	3.22%	3.60%[5]
Portfolio turnover rate	10%	27%	24%	30%	19%

1 For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,
	2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.96	$ 11.26	$ 11.18	$10.79	$ 10.96	$ 10.48

Income from investment operations
Net investment income (loss)	0.23	0.46	0.46	0.48	0.51	0.51
Net realized and unrealized gains or losses on investments	0	(0.30)	0.08	0.39	(0.17)	0.48

Total from investment operations	0.23	0.16	0.54	0.87	0.34	0.99

Distributions to shareholders from
Net investment income	(0.23)	(0.46)	(0.46)	(0.48)	(0.51)	(0.51)

Net asset value, end of period	$10.96	$ 10.96	$ 11.26	$11.18	$ 10.79	$ 10.96

Total return	2.11%	1.45%	4.92%	8.20%	3.09%	9.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$179,632	$181,659	$181,649	$178,219	$172,284	$177,206
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.61%[2]	0.61%	0.63%	0.60%	0.57%	0.60%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%[2]	0.61%	0.63%	0.60%	0.57%	0.60%
Net investment income (loss)	4.14%[2]	4.14%	4.08%	4.36%	4.61%	4.81%
Portfolio turnover rate	10%	27%	24%	30%	19%	16%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.4%
AIRPORT 2.8%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025	$5,000,000	$5,235,800
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,140,700

		7,376,500

CONTINUING CARE RETIREMENT COMMUNITY 4.8%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	1,490,000	1,499,238
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	2,000,000	2,001,660
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,159,189
First Mtge. of The Evergreens:
6.00%, 10/01/2017	680,000	698,054
6.00%, 10/01/2022	4,140,000	4,234,019
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,046,320

		12,638,480

EDUCATION 7.1%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,433,823
5.25%, 01/15/2022	1,000,000	1,084,900
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	573,745
New Jersey EDA RB, Sch. Facs. Construction Proj., Ser. O, 5.125%, 03/01/2028 #	5,000,000	5,257,200
New Jersey Edl. Facs. Auth. RB:
5.125%, 09/01/2010	2,000,000	2,043,160
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,090,910
5.25%, 07/01/2020	1,000,000	1,090,910
Princeton Univ., Ser. H, 5.25%, 07/01/2017	1,865,000	2,027,945
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,248,043

		18,850,636

ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Power Auth. RB, 5.50%, 07/01/2018	1,000,000	1,085,890

GENERAL OBLIGATION - LOCAL 6.3%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%, 08/01/2006, (Insd. by
MBIA)	300,000	307,011
Bayonne, NJ TAN GO, Ser. B, 5.00%, 11/15/2005	2,000,000	2,002,620
Bergen Cnty., NJ GO, 5.25%, 10/01/2010	1,000,000	1,020,070
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	527,020
Freehold, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	1,455,000	1,483,620
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,786,252
5.60%, 03/01/2013	1,065,000	1,167,091
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	522,065
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	260,440
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	464,924

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Middletown Township, NJ GO, 5.20%, 08/01/2007	$335,000	$348,098
Millburn Township, NJ Board of Ed. GO, 5.35%, 07/15/2011	960,000	1,057,507
Ocean Cnty., NJ GO, 5.00%, 11/01/2017	1,000,000	1,086,620
Randolph Township, NJ GO, Sch. Dist., 6.30%, 03/15/2006, (Insd. by FSA)	500,000	508,010
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,128,985
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd.
by FGIC)	1,095,000	1,147,089
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	389,358
Washington Township, NJ GO:
Board of Ed. Mercer Cnty., 5.00%, 01/01/2020, (Insd. by FSA)	1,300,000	1,393,678
Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	148,879

		16,749,337

GENERAL OBLIGATION - STATE 5.0%
Commonwealth of Puerto Rico GO:
5.375%, 07/01/2021	1,000,000	1,055,150
6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,215,149
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	518,770
Ser. E, 6.00%, 07/15/2009	6,500,000	7,119,125
Ser. F, 5.50%, 08/01/2011	3,000,000	3,311,580

		13,219,774

HOSPITAL 15.4%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	530,925
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,295,000	2,297,869
New Jersey Hlth. Care Facs. Fin. Auth. RB:
AHS Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,512,789
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,353,670
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	4,020,916
Capital Hlth. Sys. Obl. Group, Ser. A, 5.75%, 07/01/2023	1,000,000	1,072,180
Hackensack Univ. Med. Ctr.:
5.875%, 01/01/2015	1,000,000	1,075,350
FRN, 2.40%, 01/01/2035	5,500,000	5,500,000
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	1,460,000	1,480,192
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,143,920
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	4,060,837
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,767,594
Ser. A-2, FRN, 2.75%, 07/01/2014, (LOC: Commerce Bancorp, Inc.)	3,000,000	3,000,000
St. Joseph’s Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,037,890
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,900,000	3,175,674

		41,029,806

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 6.8%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	$2,000,000	$2,092,120
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,319,025
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,111,360
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,036,460
5.70%, 05/01/2020, (Insd. by FSA)	225,000	236,264
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	357,020
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,935,000	2,027,745
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,275,177
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,588,157

		18,043,328

INDUSTRIAL DEVELOPMENT REVENUE 5.7%
Michigan Strategic Fund PCRRB, General Motors Corp. Proj., FRN, Ser. A, 5.25%,
04/01/2008	5,100,000	5,100,000
New Jersey EDA RB, Natural Gas Co., Ser. A, FRN, 2.80%, 08/01/2030	2,850,000	2,850,000
Ohio Water Dev. Auth. Solid Waste Disposal RB, North Star BHP Steel Cargill,
6.30%, 09/01/2020	3,000,000	3,064,500
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	4,000,000	4,129,880

		15,144,380

LEASE 7.3%
Burlington Cnty., NJ Bridge Commission RB, Cnty. Gtd. Governmental Leasing
Program:
5.00%, 12/01/2020	905,000	961,481
5.25%, 08/15/2020	1,000,000	1,075,680
5.25%, 08/15/2021	1,500,000	1,613,520
Camden Cnty., NJ Impt. Auth. Lease RB, Ser. A, 5.00%, 09/01/2016, (Insd. by
FSA)	505,000	544,521
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj., 5.75%, 10/01/2012,
(Insd. by FGIC)	3,090,000	3,439,510
Hudson Cnty., NJ COP, Correctional Facs., Ser. A, 5.00%, 12/01/2021, (Insd. by
MBIA)	2,500,000	2,651,200
Mercer Cnty., NJ Impt. Auth. RRB, Governmental Leasing Program, 5.40%,
12/01/2005	900,000	901,917
Monmouth Cnty., NJ Impt. Auth. RB, Governmental Leasing Program, 5.25%,
12/01/2021	1,705,000	1,873,386
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,907,250
Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,216,963
Ser. A, 5.70%, 07/01/2012	2,430,000	2,646,635
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	516,035

		19,348,098

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 3.0%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	$1,770,000	$1,946,416
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%,
07/01/2009, (Insd. by AMBAC)	250,000	277,027
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,470,093
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,370,750

		8,064,286

PORT AUTHORITY 15.0%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,026,400
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	828,300
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,563,375
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,025,350
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,748,624
Port Auth. of New York & New Jersey RB:
6.75%, 10/01/2011	5,000,000	5,251,300
Ser. 1038, 7.99%, 11/15/2013, (Insd. by FGIC)	5,000,000	5,968,200
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,535,300
Ser. B, 6.00%, 07/15/2008	7,275,000	7,560,253
Port of Seattle, WA RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by MBIA)	2,000,000	2,217,220
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,063,955

		39,788,277

PRE-REFUNDED 1.8%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.625%, 10/01/2015, (Insd. by MBIA)	500,000	510,040
Essex Cnty., NJ Utils. Auth. Solid Waste RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	250,000	258,278
5.60%, 04/01/2016, (Insd. by FSA)	250,000	258,400
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	56,073
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	56,364
New Jersey Turnpike Auth. RRB ETM, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,350,000	2,791,071
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	650,000	770,684

		4,700,910

PUBLIC FACILITIES 2.7%
New Jersey Sports & Exposition Auth. RB, Ser. A:
5.25%, 09/01/2015	1,445,000	1,568,259
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,491,539
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,107,120

		7,166,918

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,141,060

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd.
by AMBAC)	$540,000	$553,154

TRANSPORTATION 8.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	2,300,000	2,624,070
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,407,520
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,113,230
New Jersey Hwy. Garden State Parkway Auth. RB, 5.15%, 01/01/2007	1,000,000	1,026,940
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	318,321
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by
AMBAC)	1,150,000	1,256,547
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.625%, 06/15/2013	1,200,000	1,339,380
5.625%, 06/15/2014	1,500,000	1,683,750
5.75%, 06/15/2015	1,300,000	1,477,203
6.00%, 12/15/2006, (Insd. by AMBAC)	3,000,000	3,108,540
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,135,576
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	3,300,000	3,617,566
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	51,130

		21,159,773

UTILITY 1.1%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,896,260

WATER & SEWER 3.8%
Commonwealth of Puerto Rico, Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012,
(Insd. by MBIA)	1,000,000	1,165,360
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by
AMBAC)	1,000,000	1,058,570
New Jersey Wastewater Treatment RB:
5.25%, 09/01/2012	1,000,000	1,039,570
Ser. A:
5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,056,950
7.00%, 05/15/2007, (Insd. by MBIA) ##	2,670,000	2,837,142
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,113,400
Stafford, NJ Muni. Utils. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	371,010
Stony Brook Regl. Sewer Auth. NJ RB, Ser. B, 5.45%, 12/01/2012	500,000	549,975

		10,191,977

Total Municipal Obligations (cost $248,300,385)		261,148,844

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $2,649,734)	2,649,734	$2,649,734

Total Investments (cost $250,950,119) 99.4%		263,798,578
Other Assets and Liabilities 0.6%		1,643,568

Net Assets 100.0%		$265,442,146

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IBC	Insured Bond Certification
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2005:
New Jersey	83.2%
Puerto Rico	3.7%
Pennsylvania	2.6%
Michigan	1.9%
Texas	1.6%
Virgin Islands	1.2%
Ohio	1.2%
Maryland	1.1%
Washington	0.8%
Delaware	0.7%
Georgia	0.6%
Tennessee	0.4%
Non-state specific	1.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2005:
AAA	60.9%
AA	12.8%
A	12.3%
BBB	4.8%
BB	1.9%
NR	7.3%

100.0%

The following table shows the percent of total investments by maturity as of September 30, 2005:
Less than 1 year	9.3%
1 to 3 year(s)	8.8%
3 to 5 years	14.6%
5 to 10 years	29.7%
10 to 20 years	33.6%
20 to 30 years	4.0%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $248,300,385)	$261,148,844
Investments in affiliated money market fund, at value (cost $2,649,734)	2,649,734

Total investments	263,798,578
Receivable for securities sold	6,485,000
Receivable for Fund shares sold	625,224
Interest receivable	3,905,600
Prepaid expenses and other assets	16,302

Total assets	274,830,704

Liabilities
Dividends payable	750,380
Payable for securities purchased	8,119,808
Payable for Fund shares redeemed	471,183
Advisory fee payable	9,162
Distribution Plan expenses payable	2,186
Due to other related parties	2,559
Accrued expenses and other liabilities	33,280

Total liabilities	9,388,558

Net assets	$265,442,146

Net assets represented by
Paid-in capital	$261,193,315
Overdistributed net investment income	(24,586)
Accumulated net realized losses on investments	(8,575,042)
Net unrealized gains on investments	12,848,459

Total net assets	$265,442,146

Net assets consists of
Class A	$52,320,143
Class B	23,616,558
Class C	9,873,095
Class I	179,632,350

Total net assets	$265,442,146

Shares outstanding (unlimited number of shares authorized)
Class A	4,771,947
Class B	2,154,087
Class C	900,535
Class I	16,384,388

Net asset value per share
Class A	$10.96
Class A — Offering price (based on sales charge of 4.75%)	$11.51
Class B	$10.96
Class C	$10.96
Class I	$10.96

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2005 (unaudited)

Investment income
Interest	$6,400,910
Income from affiliate	53,689

Total investment income	6,454,599

Expenses
Advisory fee	570,405
Distribution Plan expenses
Class A	79,531
Class B	124,230
Class C	50,914
Administrative services fee	135,260
Transfer agent fees	30,788
Trustees’ fees and expenses	1,910
Printing and postage expenses	13,137
Custodian and accounting fees	41,443
Registration and filing fees	19,549
Professional fees	14,316
Other	3,603

Total expenses	1,085,086
Less: Expense reductions	(1,965)
Expense reimbursements	(9,301)

Net expenses	1,073,820

Net investment income	5,380,779

Net realized and unrealized gains or losses on investments
Net realized gains on investments	10,906
Net change in unrealized gains or losses on investments	76,929

Net realized and unrealized gains or losses on investments	87,835

Net increase in net assets resulting from operations	$5,468,614

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2005		Year Ended
	(unaudited)		March 31, 2005

Operations
Net investment income		$5,380,779		$10,765,162
Net realized gains or losses on investments		10,906		(109,192)
Net change in unrealized gains or losses
on investments		76,929		(7,287,417)

Net increase in net assets resulting from
operations		5,468,614		3,368,553

Distributions to shareholders from
Net investment income
Class A		(1,028,953)		(2,097,021)
Class B		(395,198)		(912,186)
Class C		(161,983)		(308,202)
Class I		(3,836,568)		(7,444,355)

Total distributions to shareholders		(5,422,702)		(10,761,764)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	263,566	2,894,469	694,928	7,670,432
Class B	62,615	690,340	178,146	1,972,160
Class C	101,894	1,123,731	191,893	2,129,746
Class I	985,632	10,876,430	2,060,326	22,799,809

		15,584,970		34,572,147

Net asset value of shares issued in
reinvestment of distributions
Class A	58,357	643,776	109,936	1,215,438
Class B	24,858	274,253	55,753	616,385
Class C	7,535	83,122	14,191	156,890
Class I	8,829	97,392	16,624	183,797

		1,098,543		2,172,510

Automatic conversion of Class B
shares to Class A shares
Class A	64,175	708,091	207,968	2,308,262
Class B	(64,175)	(708,091)	(207,968)	(2,308,262)

		0		0

Payment for shares redeemed
Class A	(363,917)	(4,013,612)	(1,522,317)	(16,839,953)
Class B	(180,358)	(1,990,512)	(659,304)	(7,288,848)
Class C	(95,375)	(1,050,592)	(219,110)	(2,425,142)
Class I	(1,181,368)	(13,013,684)	(1,641,479)	(18,145,156)

		(20,068,400)		(44,699,099)

Net decrease in net assets resulting from
capital share transactions		(3,384,887)		(7,954,442)

Total decrease in net assets		(3,338,975)		(15,347,653)
Net assets
Beginning of period		268,781,121		284,128,774

End of period	$ 265,442,146		$ 268,781,121

Undistributed (overdistributed) net
investment income		$(24,586)		$17,337

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $9,301.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2005, EIS received $3,413 from the sale of Class A shares and $1,066, $31,944 and $1,249 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $26,450,818 and $26,992,984, respectively, for the six months ended September 30, 2005.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $250,950,119. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,946,471 and $98,012, respectively, with a net unrealized appreciation of $12,848,459.

As of March 31, 2005, the Fund had $8,585,948 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013

$1,004,794	$5,635,479	$972,505	$183,574	$680,404	$109,192

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

ADDITIONAL INFORMATION (unaudited)

IINFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

26

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved unfavorable relative total return performance in each of the recent one-, three-, five- and ten-year periods, ranking in each case in the fifth quintile. However, based on information provided by EIMC, they noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to

28

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

568012 rv2 11/2005

Evergreen New York Municipal Bond Fund

Evergreen

NEW YORK MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New York Municipal Bond Fund, which covers the six-month period ended September 30, 2005.

Investors in the municipal bond market have dealt with a variety of issues over the past six months. Moderating economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of increased government spending. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in September.

Having already anticipated these inflation fears, the Federal Reserve

1

LETTER TO SHAREHOLDERS continued

(Fed) maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

We continue to recommend that investors maintain their diversified,

2

LETTER TO SHAREHOLDERS continued

long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

The Fund’s prospectus dated August 1, 2005 reflects a change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

6-month return with sales charge	-2.09%	-2.53%	1.47%	N/A

6-month return w/o sales charge	2.82%	2.47%	2.47%	2.98%

Average annual return*

1-year with sales charge	-2.25%	-3.02%	0.93%	N/A

1-year w/o sales charge	2.64%	1.92%	1.92%	2.95%

5-year	4.77%	5.12%	5.44%	6.06%

10-year	5.00%	5.33%	5.33%	5.64%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund’s predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New York Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$1,000.00	$1,028.23	$4.47
Class B	$1,000.00	$1,024.65	$8.22
Class C	$1,000.00	$1,024.65	$8.22
Class I	$1,000.00	$1,029.77	$3.10
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.66	$4.46
Class B	$1,000.00	$1,016.95	$8.19
Class C	$1,000.00	$1,016.95	$8.19
Class I	$1,000.00	$1,022.01	$3.09

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.62% for Class B, 1.62% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,			Year Ended December 31,
	September 30, 2005
CLASS A	(unaudited)	2005	2004	2003[1]	2002[2]	2001[2,3]

Net asset value, beginning of period	$10.95	$11.24	$11.21	$11.22	$10.77	$11.31

Income from investment operations
Net investment income (loss)	0.18	0.35	0.31	0.08	0.36	0.06
Net realized and unrealized gains or losses on investments	0.13	(0.23)	0.27	(0.01)	0.67	(0.16)

Total from investment operations	0.31	0.12	0.58	0.07	1.03	(0.10)

Distributions to shareholders from
Net investment income	(0.18)	(0.34)	(0.32)	(0.08)	(0.36)	(0.06)
Net realized gains	0	(0.07)	(0.23)	0	(0.22)	(0.38)

Total distributions to shareholders	(0.18)	(0.41)	(0.55)	(0.08)	(0.58)	(0.44)

Net asset value, end of period	$11.08	$10.95	$11.24	$11.21	$11.22	$10.77

Total return[4]	2.82%	1.06%	5.26%	0.60%	9.76%	(0.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,941	$5,158	$5,234	$2,736	$2,015	$ 50
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%[5]	0.90%	0.91%	0.82%[5]	0.78%	0.75%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.92%[5]	0.91%	0.91%	0.94%[5]	0.87%	0.86%[5]
Net investment income (loss)	3.21%[5]	3.14%	2.80%	2.85%[5]	3.24%	2.82%[5]
Portfolio turnover rate	9%	42%	150%	42%	286%	245%

[1] For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
[2] Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”).
OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11,
2002, are those of OFFIT Fund Advisor shares.
[3] For the period from October 17, 2001 (commencement of class operations), to December 31, 2001.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,			Year Ended
	September 30, 2005				December 31,
CLASS B	(unaudited)	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.14	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on investments	0.13	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	0	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.14)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$11.08	$10.95	$11.24	$11.21	$11.22

Total return[3]	2.47%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,616	$4,515	$4,154	$2,342	$ 972
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%[4]	1.61%	1.61%	1.58%[4]	1.53%[4]
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[4]	1.61%	1.61%	1.70%[4]	1.62%[4]
Net investment income (loss)	2.48%[4]	2.43%	2.10%	2.11%[4]	2.42%[4]
Portfolio turnover rate	9%	42%	150%	42%	286%

[1] For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
[2] For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,			Year Ended
	September 30, 2005				December 31,
CLASS C	(unaudited)	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.14	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on investments	0.13	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	0	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.14)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$11.08	$10.95	$11.24	$11.21	$11.22

Total return[3]	2.47%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,091	$6,429	$6,205	$4,747	$3,357
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%[4]	1.61%	1.61%	1.57%[4]	1.52%[4]
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[4]	1.61%	1.61%	1.69%[4]	1.61%[4]
Net investment income (loss)	2.48%[4]	2.43%	2.10%	2.10%[4]	2.31%[4]
Portfolio turnover rate	9%	42%	150%	42%	286%

[1] For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
[2] For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

10

	Six Months Ended	Year Ended March 31,			Year Ended December 31,
	September 30, 2005
CLASS I	(unaudited)	2005	2004	2003[1]	2002[2]	2001[2]	2000[2]

Net asset value, beginning of period	$ 10.95	$ 11.24	$ 11.21	$ 11.22	$ 10.77	$ 10.90	$ 10.32

Income from investment operations
Net investment income (loss)	0.20	0.38	0.35	0.08	0.38	0.38	0.48
Net realized and unrealized gains or losses on
investments	0.13	(0.23)	0.26	(0.01)	0.67	0.25	0.58

Total from investment operations	0.33	0.15	0.61	0.07	1.05	0.63	1.06

Distributions to shareholders from
Net investment income	(0.20)	(0.37)	(0.35)	(0.08)	(0.38)	(0.38)	(0.48)
Net realized gains	0	(0.07)	(0.23)	0	(0.22)	(0.38)	0

Total distributions to shareholders	(0.20)	(0.44)	(0.58)	(0.08)	(0.60)	(0.76)	(0.48)

Net asset value, end of period	$ 11.08	$ 10.95	$ 11.24	$ 11.21	$ 11.22	$ 10.77	$ 10.90

Total return	2.98%	1.36%	5.57%	0.66%	10.04%	5.94%	10.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$76,062	$81,386	$94,588	$102,678	$101,193	$101,878	$85,190
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.61%[3]	0.60%	0.61%	0.58%[3]	0.51%	0.50%	0.50%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%[3]	0.60%	0.61%	0.70%[3]	0.60%	0.61%	0.59%
Net investment income (loss)	3.48%[3]	3.38%	3.09%	3.11%[3]	3.48%	3.43%	4.56%
Portfolio turnover rate	9%	42%	150%	42%	286%	245%	256%

[1] For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
[2] Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002, are those of OFFIT Fund Select shares.
[3] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.6%
EDUCATION 5.6%
New York Dorm. Auth. RB, Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	$960,000	$1,027,229
5.375%, 07/01/2017	1,310,000	1,423,656
Ser. A, 5.00%, 07/01/2017, (Insd. by FGIC)	2,605,000	2,799,098

		5,249,983

GENERAL OBLIGATION - LOCAL 28.5%
Bethlehem, NY Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	180,000	177,754
Brookhaven, NY GO, 5.00%, 08/15/2015, (Insd. by MBIA)	1,790,000	1,960,462
Byram Hills, NY Sch. Dist. GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	2,055,028
Commack, NY Sch. Dist. GO, 4.00%, 11/15/2016, (Insd. by FGIC)	660,000	667,029
Dover, NY Sch. Dist. GO, Ser. B, 5.00%, 09/01/2014, (Insd. by FSA)	1,000,000	1,102,200
East Hampton, NY GO, 4.00%, 03/01/2019	500,000	493,850
Lake Placid, NY Sch. Dist. GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	934,714
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	980,607
Liverpool, NY Sch. Dist. GO:
5.00%, 07/15/2013, (Insd. by FSA)	985,000	1,062,943
5.125%, 07/15/2016, (Insd. by FSA)	1,165,000	1,263,827
Millbrook, NY Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	590,897
Nanuet, NY Sch. Dist. GO, 4.00%, 10/15/2016, (Insd. by FSA)	1,555,000	1,569,912
Nassau Cnty., NY Interim Fin. Auth. RRB, Ser. B, 5.00%, 11/15/2017	1,000,000	1,076,340
New York, NY GO TCRS:
Ser. D, 5.00%, 08/01/2017, (Insd. by CIFG)	1,000,000	1,076,390
Ser. H, 5.75%, 03/15/2013, (Insd. by FGIC)	2,200,000	2,457,070
New York, NY GO:
Ser. A, 5.00%, 08/01/2019	640,000	675,590
Ser. C, 5.50%, 08/01/2014	500,000	549,145
Ser. G, 5.00%, 12/01/2019	250,000	263,130
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2016	1,250,000	1,335,137
5.00%, 07/15/2017	1,460,000	1,567,952
Orange Cnty., NY GO, Ser. A, 5.00%, 07/15/2020	500,000	535,130
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	4,000,000	4,318,280

		26,713,387

GENERAL OBLIGATION - STATE 1.1%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	511,600
4.50%, 03/15/2020	530,000	539,810

		1,051,410

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 4.5%
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	$ 1,775,000	$1,940,767
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,090,000
New York Mtge. Agcy. SFHRB:
Ser. 50, 5.35%, 04/01/2007	240,000	245,940
Ser. 67, 5.30%, 10/01/2010	585,000	607,815
Ser. 102, 4.70%, 10/01/2016	350,000	359,275

		4,243,797

INDUSTRIAL DEVELOPMENT REVENUE 3.4%
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,277,912
5.50%, 09/01/2013	1,100,000	1,217,744
5.50%, 09/01/2015	620,000	688,361

		3,184,017

LEASE 1.9%
New York Dorm. Auth. RB, Univ. Dorm. Fac., Ser. A, 5.00%, 07/01/2019, (Insd. by
MBIA)	1,635,000	1,756,301

MISCELLANEOUS REVENUE 2.7%
New York Battery Park City Auth. RB, Ser. A:
5.25%, 11/01/2014	2,000,000	2,211,500
5.25%, 11/01/2017	300,000	330,030

		2,541,530

POWER 2.3%
New York Power Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,073,390
5.25%, 11/15/2016	1,000,000	1,096,260

		2,169,650

PRE-REFUNDED 1.6%
New York Urban Dev. Corp. RB, Personal Income Tax, Ser. A, 5.375%,
03/15/2016	1,360,000	1,509,886

SALES TAX 13.4%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,619,565
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,533,785
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017, (Insd. by
MBIA)	1,500,000	1,622,310
New York, NY TFA RB:
Ser. C, 5.25%, 02/15/2018	3,250,000	3,524,007
Ser. G, 5.00%, 08/01/2018	3,925,000	4,205,677

		12,505,344

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.7%
New York Thruway Auth. RB, Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	$ 1,000,000	$1,073,090
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	534,975

		1,608,065

TRANSPORTATION 17.3%
Metropolitan Trans. Auth. RB, Ser. B:
5.25%, 11/15/2017, (Insd. by FGIC)	1,825,000	2,005,730
5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,665,321
New York Bridge Auth. RB, 5.00%, 01/01/2014	1,655,000	1,783,527
New York Thruway Auth. RB, Gen. Hwy. & Bridge:
Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	1,500,000	1,599,420
Ser. B:
5.00%, 04/01/2016, (Insd. by FSA)	1,175,000	1,284,745
5.00%, 04/01/2017, (Insd. by FSA)	2,000,000	2,186,800
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.25%, 01/01/2015	1,235,000	1,342,346
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,261,072
Port Auth. of New York & New Jersey RB, Ser. 125, 5.00%, 10/15/2019, (Insd. by
FSA)	1,000,000	1,068,830

		16,197,791

WATER & SEWER 12.6%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
5.00%, 06/15/2017	3,500,000	3,773,490
Ser. B:
5.00%, 11/15/2017	1,250,000	1,347,938
5.25%, 06/15/2016	2,065,000	2,253,493
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,449,256

		11,824,177

Total Municipal Obligations (cost $87,831,549)		90,555,338

	Shares	Value

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen New York Municipal Money Market Fund ø (cost $2,041,046)	2,041,046	2,041,046

Total Investments (cost $89,872,595) 98.8%		92,596,384
Other Assets and Liabilities 1.2%		1,113,182

Net Assets 100.0%		$93,709,566

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TCRS	Transferable Custody Receipts
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of September 30, 2005:

New York	97.8%
Non-state specific	2.2%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2005:

AAA	72.2%
AA	22.8%
A	5.0%

100.0%

The following table shows the percent of total investments by maturity as of September 30, 2005:

Less than 1 year	1.7%
1 to 3 year(s)	0.3%
5 to 10 years	19.6%
10 to 20 years	78.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $87,831,549)	$90,555,338
Investments in affiliated money market fund, at value (cost $2,041,046)	2,041,046

Total investments	92,596,384
Receivable for Fund shares sold	20,601
Interest receivable	1,222,441
Prepaid expenses and other assets	37,011

Total assets	93,876,437

Liabilities
Dividends payable	131,725
Payable for Fund shares redeemed	11,553
Advisory fee payable	2,692
Distribution Plan expenses payable	897
Due to other related parties	1,071
Accrued expenses and other liabilities	18,933

Total liabilities	166,871

Net assets	$93,709,566

Net assets represented by
Paid-in capital	$90,038,492
Undistributed net investment income	404
Accumulated net realized gains on investments	946,881
Net unrealized gains on investments	2,723,789

Total net assets	$93,709,566

Net assets consists of
Class A	$5,940,794
Class B	4,615,724
Class C	7,091,086
Class I	76,061,962

Total net assets	$93,709,566

Shares outstanding (unlimited number of shares authorized)
Class A	536,282
Class B	416,674
Class C	640,127
Class I	6,866,353

Net asset value per share
Class A	$11.08
Class A — Offering price (based on sales charge of 4.75%)	$11.63
Class B	$11.08
Class C	$11.08
Class I	$11.08

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2005 (unaudited)

Investment income
Interest	$1,974,383
Income from affiliate	22,144

Total investment income	1,996,527

Expenses
Advisory fee	170,803
Distribution Plan expenses
Class A	8,252
Class B	23,637
Class C	34,435
Administrative services fee	48,604
Transfer agent fees	10,010
Trustees’ fees and expenses	5,184
Printing and postage expenses	12,417
Custodian and accounting fees	11,793
Registration and filing fees	29,591
Professional fees	10,754
Other	1,020

Total expenses	366,500
Less: Expense reductions	(639)
Expense reimbursements	(974)

Net expenses	364,887

Net investment income	1,631,640

Net realized and unrealized gains or losses on investments
Net realized gains on investments	650,948
Net change in unrealized gains or losses on investments	552,851

Net realized and unrealized gains or losses on investments	1,203,799

Net increase in net assets resulting from operations	$2,835,439

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2005		Year Ended
	(unaudited)		March 31, 2005

Operations
Net investment income		$1,631,640		$3,396,365
Net realized gains on investments		650,948		330,253
Net change in unrealized gains or losses
on investments		552,851		(2,410,260)

Net increase in net assets resulting from
operations		2,835,439		1,316,358

Distributions to shareholders from
Net investment income
Class A		(88,288)		(137,101)
Class B		(59,374)		(102,909)
Class C		(86,434)		(142,024)
Class I		(1,411,182)		(2,998,890)
Net realized gains
Class A		0		(24,285)
Class B		0		(26,312)
Class C		0		(33,756)
Class I		0		(529,933)

Total distributions to shareholders		(1,645,278)		(3,995,210)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	155,041	1,726,957	245,336	2,729,768
Class B	25,532	284,437	100,753	1,117,798
Class C	152,306	1,697,305	205,816	2,285,323
Class I	375,764	4,181,822	1,363,870	14,922,220

		7,890,521		21,055,109

Net asset value of shares issued in
reinvestment of distributions
Class A	5,522	61,652	8,975	99,363
Class B	3,598	40,172	7,966	88,223
Class C	4,996	55,780	10,090	111,794
Class I	61,366	685,287	185,943	2,057,029

		842,891		2,356,409

Automatic conversion of Class B
shares to Class A shares
Class A	975	10,814	9,662	107,883
Class B	(975)	(10,814)	(9,662)	(107,883)

		0		0

Payment for shares redeemed
Class A	(96,350)	(1,070,981)	(258,649)	(2,861,731)
Class B	(23,899)	(266,630)	(56,296)	(624,314)
Class C	(104,431)	(1,164,407)	(180,791)	(1,996,818)
Class I	(1,004,537)	(11,200,075)	(2,533,204)	(27,943,008)

		(13,702,093)		(33,425,871)

Net decrease in net assets resulting from
capital share transactions		(4,968,681)		(10,014,353)

Total decrease in net assets		(3,778,520)		(12,693,205)
Net assets
Beginning of period		97,488,086		110,181,291

End of period		$93,709,566		$97,488,086

Undistributed net investment income		$404		$14,042

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $974.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2005, EIS received $4,432 from the sale of Class A shares and $8,265 and $44 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $8,541,674 and $15,702,130, respectively, for the six months ended September 30, 2005.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $89,892,993. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,765,271 and $61,880 respectively, with a net unrealized appreciation of $2,703,391.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (“NASD”) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT DISTRIBUTION

On November 15, 2005, the Fund declared distributions from short-term capital gains of $0.0092 per share and long-term capital gains of $0.1372 per share to shareholders of record on November 14, 2005. The per share amounts were payable on November 16, 2005. These distributions are not reflected in the accompanying financial statements.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

23

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

24

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund. The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved quite favorable absolute and relative performance in each of the recent one- and three-year periods. In addition, based on information provided by EIMC, they noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared even more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

568013 rv2 11/2005

Evergreen Pennsylvania Municipal Bond Fund

Evergreen

PENNSYLVANIA MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Bond Fund, which covers the six-month period ended September 30, 2005.

Investors in the municipal bond market have dealt with a variety of issues over the past six months. Moderating economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of increased government spending. It is in times such as these when the importance of proper asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in September.

Having already anticipated these inflation fears, the Federal Reserve

LETTER TO SHAREHOLDERS continued

(Fed) maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities have outperformed Treasuries during periods when the Fed is raising interest rates and this proved to be the case. In addition, supply during the period was ample, enabling our analysts to identify issues with higher credit quality. Demand was also favorable, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, many of our portfolio managers used barbell strategies, buying attractive yields at the short end while seeking price appreciation with longer-term maturities.

We continue to recommend that investors maintain their diversified,

LETTER TO SHAREHOLDERS continued

long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

The Fund’s prospectus dated August 1, 2005 reflects a change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990
	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

6-month return with sales charge	-2.39%	-2.95%	1.05%	N/A

6-month return w/o sales charge	2.50%	2.05%	2.05%	2.56%

Average annual return*

1-year with sales charge	-1.80%	-2.62%	1.33%	N/A

1-year w/o sales charge	3.13%	2.32%	2.32%	3.35%

5-year	4.34%	4.33%	4.66%	5.63%

10-year	4.66%	4.50%	4.49%	5.39%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs 12b-1 fees of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of September 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,024.96	$3.45
Class B	$ 1,000.00	$ 1,020.51	$7.14
Class C	$ 1,000.00	$ 1,020.50	$7.14
Class I	$ 1,000.00	$ 1,025.60	$2.08
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.66	$3.45
Class B	$ 1,000.00	$ 1,018.00	$7.13
Class C	$ 1,000.00	$ 1,018.00	$7.13
Class I	$ 1,000.00	$ 1,023.01	$2.08

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.68% for Class A, 1.41% for Class B, 1.41% for Class C and 0.41% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.38	$ 11.67	$ 11.63	$11.18	$ 11.34	$ 10.89

Income from investment operations
Net investment income (loss)	0.24	0.49	0.49	0.52	0.54	0.56
Net realized and unrealized gains or losses on investments	0.04	(0.29)	0.04	0.45	(0.16)	0.45
Total from investment operations	0.28	0.20	0.53	0.97	0.38	1.01

Distributions to shareholders from
Net investment income	(0.24)	(0.49)	(0.49)	(0.52)	(0.54)	(0.56)

Net asset value, end of period	$11.42	$ 11.38	$ 11.67	$11.63	$ 11.18	$ 11.34

Total return[1]	2.50%	1.73%	4.70%	8.79%	3.37%	9.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,498	$60,367	$68,275	$66,026	$58,010	$44,951
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.68%[2]	0.69%	0.70%	0.65%	0.64%	0.64%
Expenses excluding waivers/reimbursements and expense reductions	0.72%[2]	0.70%	0.70%	0.65%	0.64%	0.64%
Net investment income (loss)	4.24%[2]	4.26%	4.25%	4.48%	4.75%	5.07%
Portfolio turnover rate	9%	28%	20%	18%	23%	20%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.34	$ 11.62	$ 11.57	$11.11	$ 11.26	$ 10.80

Income from investment operations
Net investment income (loss)	0.20	0.40	0.41	0.44	0.46	0.47
Net realized and unrealized gains or losses on investments	0.03	(0.28)	0.05	0.45	(0.16)	0.47
Total from investment operations	0.23	0.12	0.46	0.89	0.30	0.94

Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.41)	(0.43)	(0.45)	(0.48)

Net asset value, end of period	$11.37	$ 11.34	$ 11.62	$11.57	$ 11.11	$ 11.26

Total return[1]	2.05%	1.10%	4.05%	8.10%	2.68%	8.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$34,604	$36,841	$42,361	$43,463	$34,681	$31,262
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%[2]	1.40%	1.40%	1.40%	1.39%	1.39%
Expenses excluding waivers/reimbursements and expense reductions	1.41%[2]	1.40%	1.40%	1.40%	1.39%	1.39%
Net investment income (loss)	3.51%[2]	3.55%	3.54%	3.72%	3.98%	4.32%
Portfolio turnover rate	9%	28%	20%	18%	23%	20%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.36	$ 11.64	$ 11.59	$11.13	$ 11.28	$10.82

Income from investment operations
Net investment income (loss)	0.20	0.40	0.41	0.44	0.49	0.47
Net realized and unrealized gains or losses on investments	0.03	(0.28)	0.05	0.45	(0.19)	0.47
Total from investment operations	0.23	0.12	0.46	0.89	0.30	0.94

Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.41)	(0.43)	(0.45)	(0.48)

Net asset value, end of period	$11.39	$ 11.36	$ 11.64	$11.59	$ 11.13	$11.28

Total return[1]	2.05%	1.10%	4.05%	8.10%	2.68%	8.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$$13,391	$13,453	$16,555	$15,470	$10,543	$5,775
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%[2]	1.40%	1.40%	1.40%	1.39%	1.39%
Expenses excluding waivers/reimbursements and expense reductions	1.41%[2]	1.40%	1.40%	1.40%	1.39%	1.39%
Net investment income (loss)	3.50%[2]	3.55%	3.54%	3.72%	3.96%	4.29%
Portfolio turnover rate	9%	28%	20%	18%	23%	20%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.38	$ 11.67	$ 11.63	$11.18	$ 11.34	$ 10.89

Income from investment operations
Net investment income (loss)	0.26	0.52	0.53	0.55	0.57	0.59
Net realized and unrealized gains or losses on investments	0.03	(0.29)	0.04	0.45	(0.16)	0.45
Total from investment operations	0.29	0.23	0.57	1.00	0.41	1.04

Distributions to shareholders from
Net investment income	(0.26)	(0.52)	(0.53)	(0.55)	(0.57)	(0.59)

Net asset value, end of period	$11.41	$ 11.38	$ 11.67	$11.63	$ 11.18	$ 11.34

Total return	2.56%	2.03%	5.01%	9.06%	3.63%	9.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$792,129	$777,904	$808,098	$804,277	$794,108	$809,659
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.41%[2]	0.40%	0.40%	0.40%	0.39%	0.39%
Expenses excluding waivers/reimbursements and expense reductions	0.41%[2]	0.40%	0.40%	0.40%	0.39%	0.39%
Net investment income (loss)	4.50%[2]	4.55%	4.54%	4.73%	5.00%	5.32%
Portfolio turnover rate	9%	28%	20%	18%	23%	20%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.5%
AIRPORT 1.8%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$5,500,000	$6,011,555
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,258,810
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	4,010,960
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,767,311
5.50%, 07/01/2017	1,250,000	1,355,300

		16,403,936

CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,062,580
6.00%, 10/01/2034	1,400,000	1,483,454
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012
	1,025,000	1,049,395
5.00%, 12/15/2013
	1,075,000	1,093,823
5.30%, 12/15/2026
	2,120,000	2,120,127
Ser. B, 4.65%, 12/01/2029	3,000,000	2,997,330
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr.,
Ser. A, 7.25%, 12/01/2024	6,000,000	6,934,500
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%,
11/15/2017	1,000,000	1,040,690
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	1,000,000	1,086,900

		18,868,799

EDUCATION 11.7%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%,
09/01/2028	6,075,000	6,159,807
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,105,320
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,053,350
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for
Tomorrow Proj., 5.00%, 12/01/2028	9,010,000	9,263,001
Lancaster, PA Higher Ed. Auth. College RB, Franklin & Marshall College, Ser. A,
5.25%, 04/15/2014	1,000,000	1,089,430
Lancaster, SC Edl. Assistance Program, Inc. RB, Lancaster Cnty. Sch. Dist. Proj.,
5.00%, 12/01/2029	1,500,000	1,503,180
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,721,771
5.375%, 05/01/2024	5,600,000	5,730,872
5.60%, 05/01/2021	1,500,000	1,580,775
5.70%, 05/01/2031	1,500,000	1,572,540
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,646,515
5.25%, 12/01/2024	1,190,000	1,227,771
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Beaver College, 5.70%,
04/01/2027	1,560,000	1,645,878

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	$ 1,000,000	$1,106,540
5.50%, 01/15/2018	1,000,000	1,104,010
Pennsylvania Higher Ed. Assistance Agcy. Standard Loan RB, FRN, Sr. Sub. Ser. Z-4,
2.80%, 06/01/2039	4,000,000	4,000,000
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,946,530
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,109,260
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	1,605,000	1,685,844
Pennsylvania Higher Edl. Facs. Auth. RB:
La Salle Univ., 5.625%, 05/01/2017	1,000,000	1,024,230
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,646,888
Ser. N:
5.80%, 06/15/2024, (Insd. by MBIA)	3,500,000	3,571,505
5.875%, 06/15/2021, (Insd. by MBIA)	4,000,000	4,083,800
Temple Univ., Ser. A, 5.25%, 04/01/2016	2,290,000	2,415,835
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,395,546
5.50%, 01/01/2018	1,000,000	1,082,440
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Asset Assurance, Inc.)	3,000,000	3,198,270
5.50%, 01/01/2024, (Liq.: Radian Asset Assurance, Inc.)	1,000,000	1,072,880
5.85%, 01/01/2017	2,755,000	2,903,770
Widener Univ.:
5.00%, 07/15/2026	750,000	769,222
5.00%, 07/15/2039	3,750,000	3,807,187
5.25%, 07/15/2024	1,000,000	1,044,090
5.40%, 07/15/2036	5,500,000	5,761,140
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,514,100
6.00%, 02/01/2017	2,690,000	3,031,764
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,377,277
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	515,000	526,114
6.00%, 10/01/2029	1,000,000	1,021,680
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Ser. B, 6.25%, 05/01/2006,
(Insd. by MBIA)	1,205,000	1,228,281
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,931,970
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,376,575
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	150,000	150,499

		105,187,457

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 1.2%
Indiana Cnty., PA IDA PCRRB, Pennsylvania Elec. Co. Proj., 5.35%, 11/01/2010,
(Insd. by MBIA)	$ 9,600,000	$10,504,800

GENERAL OBLIGATION - LOCAL 8.7%
Abington, PA Sch. Dist. GO, Ser. AA, 5.625%, 05/15/2020	2,090,000	2,096,207
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,227,374
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,564,445
5.50%, 04/15/2018	1,000,000	1,100,620
5.50%, 04/15/2019	2,590,000	2,850,606
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,131,637
5.50%, 05/15/2018	2,000,000	2,203,540
5.50%, 05/15/2019	1,500,000	1,652,655
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,541,155
5.50%, 06/01/2016	2,000,000	2,209,700
Chester Cnty., PA GO:
5.50%, 11/15/2017	2,280,000	2,536,637
5.50%, 11/15/2018	2,405,000	2,675,707
5.50%, 11/15/2019	2,535,000	2,820,340
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,272,234
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,163,053
5.50%, 11/15/2016	1,110,000	1,223,686
5.50%, 11/15/2017	1,170,000	1,289,831
5.50%, 11/15/2018	1,240,000	1,367,001
Delaware Cnty., PA GO, 5.50%, 10/01/2015	310,000	310,279
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2014	2,000,000	2,232,560
Lansing, MI GO, Cmnty. College, 5.50%, 05/01/2017, (Insd. by FGIC)	1,105,000	1,228,672
Lexington Cnty., SC Sch. Dist. No. 1 GO, Ser. A, 5.00%, 02/01/2029	2,580,000	2,720,455
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	935,789
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	3,545,000	3,944,025
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	1,525,000	1,664,111
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	894,530
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,809,550
5.625%, 08/01/2019	1,000,000	1,123,820
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,159,280
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	2,855,000	3,076,405
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	5,021,114
Springfield, PA Sch. Dist. GO, Refunding, Delaware Cnty. Impt.:
5.50%, 03/15/2016	1,000,000	1,101,940
5.50%, 03/15/2018	2,585,000	2,875,813

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Tredyffrin-Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	$ 2,140,000	$2,349,806
5.50%, 02/15/2017	1,520,000	1,669,021
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,118,194
West Mifflin, PA Area Sch. Dist. GO, Refunding, 5.00%, 10/01/2022,
(Insd. by FSA)	3,000,000	3,194,370

		78,356,162

GENERAL OBLIGATION - STATE 7.5%
Pennsylvania GO:
Ser. 1:
6.00%, 01/15/2012	2,705,000	3,021,485
6.00%, 01/15/2014	3,105,000	3,468,285
6.00%, 01/15/2015	9,605,000	10,728,785
6.00%, 01/15/2016	9,805,000	10,952,185
Ser. 2:
5.50%, 05/01/2017	3,500,000	3,898,230
5.75%, 10/01/2014	11,725,000	12,933,847
5.75%, 10/01/2017	5,000,000	5,515,500
5.75%, 10/01/2018	1,000,000	1,103,100
6.25%, 07/01/2010	5,000,000	5,636,600
6.25%, 07/01/2011	5,060,000	5,790,411
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,591,520

		67,639,948

HOSPITAL 16.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,928,904
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys., Ser. A, 4.75%,
07/01/2008	2,550,000	2,531,997
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.,
5.50%, 07/01/2018	1,000,000	1,060,470
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,394,301
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,062,170
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.:
5.00%, 12/01/2011	935,000	986,771
5.00%, 12/01/2026	4,000,000	4,042,840
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%,
05/15/2017, (Insd. by MBIA)	1,000,000	1,042,340
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	500,000	508,405
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A,
5.50%, 08/15/2010	1,685,000	1,785,409
Horizon Hosp. Sys. Auth., Pennsylvania Hosp. RB, Horizon Hosp. Sys., Inc., 6.35%,
05/15/2026	3,650,000	3,764,573
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	772,595
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,080,536

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB:
Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	$ 4,000,000	$4,090,920
Pleasant View Retirement, Ser. A, 5.125%, 12/15/2020	1,250,000	1,251,263
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%,
07/01/2016, (Insd. by MBIA)	2,500,000	3,033,675
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 11/01/2032	6,500,000	6,797,245
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	250,000	271,760
Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,000,000	1,021,610
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%,
08/15/2021, (Insd. by FHA & MBIA)	3,000,000	3,226,620
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,143,520
Hlth. Sys., Catholic Hlth. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,666,506
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,614,280
5.625%, 07/01/2032	1,000,000	1,049,370
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,180,120
Ser. B, 5.875%, 11/15/2021	3,550,000	3,716,814
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A:
5.60%, 01/01/2010	2,525,000	2,567,496
5.70%, 01/01/2011	1,100,000	1,118,788
6.00%, 01/01/2007	1,000,000	1,017,830
Ser. B:
5.50%, 01/01/2009	1,520,000	1,545,050
5.70%, 01/01/2011	4,460,000	4,535,731
5.75%, 01/01/2017	4,000,000	4,068,840
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,501,161
6.25%, 01/15/2017	4,000,000	4,465,680
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,584,101
5.125%, 05/15/2012	3,555,000	3,740,002
5.125%, 05/15/2018	8,850,000	9,272,233
5.25%, 05/15/2013	3,045,000	3,192,683
5.25%, 05/15/2014	7,390,000	7,740,286
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl.,
6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,296,248
Puerto Rico Pub. Bldgs. Auth. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,934,748
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028 #	1,000,000	1,031,320
5.00%, 12/01/2029 #	1,500,000	1,545,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	$ 2,385,000	$2,544,342
6.25%, 06/01/2022	1,750,000	1,920,678

		150,647,981

HOUSING 2.9%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	805,000	842,609
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	1,135,000	1,186,427
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis,
LLC, Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital Assurance, Inc.)	6,000,000	6,237,720
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 57-B, 5.625%, 10/01/2011, (Insd. by FHA)	720,000	720,389
Ser. 65-A, 5.20%, 10/01/2018	5,000,000	5,103,500
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,568,818
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,398,575
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,861,516

		25,919,554

INDUSTRIAL DEVELOPMENT REVENUE 3.5%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	1,000,000	1,038,390
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A,
4.70%, 03/01/2019	11,000,000	10,779,780
Michigan Strategic Fund PCRB, General Motors Corp. Proj., FRN, 5.45%,
12/01/2008, (Gtd. by General Motors Corp.)	1,725,000	1,725,000
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A, 4.70%,
11/01/2021	7,500,000	7,545,450
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,916,508
Westmoreland Cnty., PA IDA RB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,224,940

		31,230,068

LEASE 3.0%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,886,175
5.25%, 12/01/2024	8,485,000	8,856,473
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,995,468
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,774,513
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,425,160
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,457,090
York Cnty., PA Sch. Tech. Auth. Lease RB, 5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,326,669

		26,721,548

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 6.1%
Center City Dist. Pennsylvania Business Impt. Spl. Assmt. RB:
5.45%, 12/01/2006, (Insd. by AMBAC)	$ 1,085,000	$1,111,452
5.55%, 12/01/2007, (Insd. by AMBAC)	1,145,000	1,173,110
5.60%, 12/01/2008, (Insd. by AMBAC)	1,210,000	1,239,802
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office, 6.00%,
01/01/2025	4,000,000	3,707,240
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,251,560
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%,
06/01/2025	2,560,000	2,513,767
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,445,710
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,730,617
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,343,359
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	272,208
7.00%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,020,420
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia Funding
Program:
5.25%, 06/15/2011, (Insd. by FGIC)	2,000,000	2,128,800
5.50%, 06/15/2016, (Insd. by FGIC)	500,000	508,390
5.60%, 06/15/2012, (Insd. by FGIC)	3,665,000	3,731,227
5.625%, 06/15/2013, (Insd. by FGIC)	3,000,000	3,054,750
Pennsylvania Pub. Sch. Bldg. Auth. RRB, Montgomery Cnty. Cmnty. College, Ser. B,
5.60%, 11/01/2005	1,260,000	1,263,011
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,099,450
5.50%, 04/15/2017	1,000,000	1,097,020
5.50%, 04/15/2020	925,000	1,013,624
5.50%, 04/15/2022	500,000	547,905
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,728,904
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,710,456
5.00%, 12/01/2025, (Insd. by FGIC)	2,000,000	2,100,760
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	1,000,000	1,137,550
South Central Pennsylvania Gen. Auth. RB, Ser. A, 4.50%, 06/01/2030, (Insd. by
AMBAC)	3,000,000	3,091,140

		55,022,232

PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,202,760
5.50%, 03/01/2017	3,750,000	4,121,212
Delaware River Port Auth. of Pennsylvania & New Jersey RB, 5.40%, 01/01/2016,
(Insd. by FGIC)	865,000	886,928
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj., Ser. A,
5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,756,129

		10,967,029

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 15.2%
Abington, PA Sch. Dist. GO, Ser. A:
5.625%, 05/15/2020	$ 2,000,000	$2,007,040
5.75%, 05/15/2025	2,000,000	2,007,340
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	830,000	918,105
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009, (Insd. by AMBAC)	1,865,000	1,937,269
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,567,758
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,537,421
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,072,380
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,354,908
Allegheny Cnty., PA Port Auth. Trans. RB:
6.25%, 03/01/2017	5,000,000	5,538,900
6.375%, 03/01/2014	5,500,000	6,114,900
6.375%, 03/01/2015	4,750,000	5,281,050
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by
MBIA)	4,550,000	5,019,241
Allentown, PA GO, 5.65%, 07/15/2010	170,000	185,162
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,096,190
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	2,880,000	3,200,947
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010, (Insd. by FGIC)	1,105,000	1,105,077
5.75%, 10/01/2015, (Insd. by FGIC)	2,000,000	2,000,160
Bucks Cnty., PA, St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%,
12/01/2018	5,000,000	5,273,850
Cambria Cnty., PA GO:
5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,541,416
Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	775,000	785,106
Charleston Cnty., SC GO, Capital Impt., 5.25%, 05/01/2019	1,765,000	1,903,182
Chester Cnty., PA GO, Ser. B, 5.625%, 11/15/2016	4,290,000	4,305,101
Delaware Cnty., PA GO:
5.50%, 10/01/2015	2,385,000	2,385,167
5.55%, 10/01/2010	1,750,000	1,795,675
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	15,000	16,169
Hempfield, PA Lancaster Cnty. Sch. Dist. GO, 7.10%, 10/15/2005	155,000	155,277
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	875,000	967,234
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,669,169
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	2,050,536
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013 .	1,605,000	1,840,839
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,255,000	1,337,717
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,768,042
5.75%, 10/01/2017	3,270,000	3,706,087

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	$ 1,030,000	$1,140,478
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,206,913
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,290,851
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	1,535,000	1,552,760
5.65%, 09/01/2011	2,125,000	2,150,032
5.70%, 09/01/2012	2,250,000	2,276,977
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016,
(Insd. by FGIC)	8,500,000	10,173,820
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College, 5.40%, 12/01/2009, (Insd. by MBIA)	605,000	639,854
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	460,000	484,325
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 05/01/2013,
(Insd. by MBIA)	1,610,000	1,815,549
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Sub. Ser. B, 5.25%,
12/01/2016, (Insd. by AMBAC)	355,000	376,428
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	511,500
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	930,000	1,090,704
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	850,000	852,958
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019	8,245,000	9,312,480
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,307,920
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	2,025,000	2,141,276
South Central Pennsylvania Gen. Auth. RB, Wellspan Health:
5.375%, 05/15/2028	7,380,000	8,181,247
ETM, 5.375%, 05/15/2028	1,620,000	1,756,274
Sto-Rox Sch. Dist. Pennsylvania GO, 5.80%, 06/15/2030	1,500,000	1,677,255
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	2,405,000	2,405,192
West Mifflin, PA Muni. Sanitation Sewer Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	1,000,000	1,023,110
Ser. A, 5.80%, 08/01/2024, (Insd. by FGIC)	2,500,000	2,559,825

		137,372,143

RESOURCE RECOVERY 2.2%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Mgmt., Inc.)	3,400,000	3,472,216
Harrisburg, PA Auth. Resource Recovery Facs. RB, Ser. D-1, 4.00%, 12/01/2033,
(Insd. by FSA)	11,200,000	11,424,224
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,678,975
Ser. G, 5.125%, 12/01/2015	2,000,000	2,008,520

		19,583,935

SALES TAX 1.4%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	12,295,000	12,684,383

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.4%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	$ 2,015,000	$2,203,443
Ser. B, 6.40%, 12/15/2018	4,030,000	4,425,424
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.20%, 10/01/2009	1,000,000	1,052,970
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,047,020
5.50%, 10/01/2018	500,000	525,605
5.50%, 10/01/2022	1,000,000	1,043,960
5.625%, 10/01/2025	2,250,000	2,362,297

		12,660,719

TOBACCO REVENUE 2.1%
Badger Tobacco Asset Securitization Corp. Wisconsin RB, 6.125%, 06/01/2027	4,725,000	5,050,552
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	12,910,000	13,881,607

		18,932,159

TRANSPORTATION 2.8%
Allegheny Cnty., PA Port Auth. RB, 5.50%, 03/01/2015	1,000,000	1,101,380
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,359,925
Jacksonville, FL Metro. Parking Solutions Proj. EDA IDRB, 5.50%, 10/01/2030,
(Insd. by ACA)	1,000,000	1,045,390
Pennsylvania Turnpike Commission RB:
5.375%, 07/15/2019, (Insd. by AMBAC)	2,965,000	3,292,573
Oil Franchise Tax, Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	165,000	175,933
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,213,700
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	7,098,661
5.625%, 06/01/2014	3,595,000	4,010,366
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,765,333
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,673,425

		25,736,686

WATER & SEWER 5.0%
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2020	3,865,000	4,263,597
5.50%, 12/01/2030, (Insd. by MBIA)	825,000	901,964
5.75%, 12/01/2014	2,390,000	2,664,515
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018	2,080,000	2,295,571
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,803,042
Maury Cnty., TN Indl. Dev. Board Sewer Disposal Facs. RB, Saturn Corp Proj., FRN,
5.30%, 09/01/2027	3,500,000	3,500,000
North Pennsylvania Water Auth. RB, 5.75%, 11/01/2018, (Insd. by FGIC)	3,705,000	3,713,114
North Wales, PA Water Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	4,530,000	4,539,151
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,878,861
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,229,495
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,633,120

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by
AMBAC)	$ 3,100,000	$3,425,035
University of Pittsburgh, Pennsylvania RB, Area Joint Sewer Auth., 5.25%,
11/01/2014, (Insd. by MBIA)	4,355,000	4,835,182
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,900,895
5.25%, 07/01/2009	1,370,000	1,426,239

		45,009,781

Total Municipal Obligations (cost $825,895,700)		869,449,320

	Shares	Value

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $22,915,099)	22,915,099	22,915,099

Total Investments (cost $848,810,799) 99.1%		892,364,419
Other Assets and Liabilities 0.9%		8,257,123

Net Assets 100.0%		$900,621,542

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association	GO	General Obligation
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
EDA	Economic Development Authority	IDA	Industrial Development Authority
EDFA	Economic Development Finance Authority	IDRB	Industrial Development Revenue Bond
EDRB	Economic Development Revenue Bond	MBIA	Municipal Bond Investors Assurance Corp.
ETM	Escrow to Maturity	MHRB	Multifamily Housing Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	PCRRB	Pollution Control Refunding Revenue Bond
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2005:
Pennsylvania	84.3%
South Carolina	5.1%
Puerto Rico	1.8%
District of Columbia	1.6%
Georgia	1.3%
Virgin Islands	1.1%
Wisconsin	0.6%
New Jersey	0.4%
Tennessee	0.4%
Michigan	0.3%
Virginia	0.2%
Maryland	0.1%
Florida	0.1%
Delaware	0.1%
Non-state specific	2.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2005:
AAA	56.4%
AA	15.0%
A	13.5%
BBB	11.7%
NR	3.4%

100.0%

The following table shows the percent of total investments by maturity as of September 30, 2005:
Less than 1 year	7.5%
1 to 3 year(s)	2.8%
3 to 5 years	10.0%
5 to 10 years	23.7%
10 to 20 years	44.5%
20 to 30 years	10.4%
Greater than 30 years	1.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $825,895,700)	$869,449,320
Investment in affiliated money market fund, at value (cost $22,915,099)	22,915,099

Total investments	892,364,419
Receivable for Fund shares sold	310,966
Interest receivable	13,896,516
Prepaid expenses and other assets	427,870

Total assets	906,999,771

Liabilities
Dividends payable	3,165,854
Payable for securities purchased	2,579,459
Payable for Fund shares redeemed	538,396
Advisory fee payable	18,208
Distribution Plan expenses payable	3,307
Due to other related parties	7,809
Accrued expenses and other liabilities	65,196

Total liabilities	6,378,229

Net assets	$900,621,542

Net assets represented by
Paid-in capital	$879,432,137
Overdistributed net investment income	(358,999)
Accumulated net realized losses on investments	(22,005,216)
Net unrealized gains on investments	43,553,620

Total net assets	$900,621,542

Net assets consists of
Class A	$60,497,521
Class B	34,603,651
Class C	13,391,148
Class I	792,129,222

Total net assets	$900,621,542

Shares outstanding (unlimited number of shares authorized)
Class A	5,299,632
Class B	3,042,115
Class C	1,175,218
Class I	69,397,125

Net asset value per share
Class A	$11.42
Class A — Offering price (based on sales charge of 4.75%)	$11.99
Class B	$11.37
Class C	$11.39
Class I	$11.41

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2005 (unaudited)

Investment income
Interest	$22,253,837
Income from affiliate	102,091

Total investment income	22,355,928

Expenses
Advisory fee	1,120,648
Distribution Plan expenses
Class A	93,029
Class B	182,715
Class C	67,786
Administrative services fee	453,055
Transfer agent fees	50,662
Trustees’ fees and expenses	6,227
Printing and postage expenses	19,982
Custodian and accounting fees	135,582
Registration and filing fees	43,961
Professional fees	19,790
Other	20,986

Total expenses	2,214,423
Less: Expense reductions	(5,802)
Expense reimbursements	(10,873)

Net expenses	2,197,748

Net investment income	20,158,180

Net realized and unrealized gains or losses on investments
Net realized gains on investments	673,644
Net change in unrealized gains or losses on investments	2,423,511

Net realized and unrealized gains or losses on investments	3,097,155

Net increase in net assets resulting from operations	$23,255,335

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2005		Year Ended
	(unaudited)		March 31, 2005

Operations
Net investment income		$20,158,180		$40,355,845
Net realized gains or losses on
investments		673,644		(5,179,500)
Net change in unrealized gains or
losses on investments		2,423,511		(17,874,198)

Net increase in net assets resulting
from operations		23,255,335		17,302,147

Distributions to shareholders from
Net investment income
Class A		(1,312,310)		(2,663,925)
Class B		(643,998)		(1,385,567)
Class C		(239,131)		(524,522)
Class I		(18,058,197)		(35,678,948)

Total distributions to shareholders		(20,253,636)		(40,252,962)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	485,111	5,537,615	1,098,720	12,591,714
Class B	75,065	847,387	269,240	3,108,780
Class C	75,589	861,759	129,500	1,496,940
Class I	3,749,717	42,813,485	7,104,636	81,330,649

		50,060,246		98,528,083

Net asset value of shares issued in reinvestment of distributions
Class A	61,868	710,341	125,180	1,434,559
Class B	34,366	393,038	73,899	843,728
Class C	13,761	157,655	31,294	357,887
Class I	29,332	336,598	57,862	662,980

		1,597,632		3,299,154

Automatic conversion of Class B
shares to Class A shares
Class A	71,888	823,866	107,290	1,225,668
Class B	(72,159)	(823,866)	(107,672)	(1,225,668)

		0		0

Payment for shares redeemed
Class A	(624,204)	(7,161,366)	(1,878,098)	(21,472,861)
Class B	(244,172)	(2,790,814)	(632,777)	(7,223,572)
Class C	(98,525)	(1,127,167)	(398,990)	(4,551,343)
Class I	(2,748,387)	(31,523,960)	(8,059,020)	(92,353,241)

		(42,603,307)		(125,601,017)

Net increase (decrease) in net assets
resulting from capital share
transactions		9,054,571		(23,773,780)

Total increase (decrease) in net assets		12,056,270		(46,724,595)
Net assets
Beginning of period		888,565,272		935,289,867

End of period	$ 900,621,542		$ 888,565,272

Overdistributed net investment income		$(358,999)		$(263,543)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $10,873.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2005, EIS received $6,228 from the sale of Class A shares and $27,812 and $136 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $80,399,386 and $81,544,556, respectively, for the six months ended September 30, 2005.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $848,814,099. The gross unrealized appreciation and depreciation on securities based on tax cost was $44,599,468 and $1,049,148, respectively, with a net unrealized appreciation of $43,550,320.

As of March 31, 2005, the Fund had $18,937,862 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2012	2013

$ 281,543	$ 15,348,753	$ 1,869,064	$ 1,438,502

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2005, the Fund incurred and elected to defer post-October losses of $3,740,998.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved unfavorable relative total return performance in each of the recent one-, three-, five-, and ten-year periods, ranking in the fourth or fifth quintile in each of those periods. However, based on information provided by EIMC, they noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its management fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 12/12/1970
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568014 rv2 11/2005

Item 1 - Reports to Stockholders.

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2005

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: November 28, 2005